Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Discounted bank acceptance notes	¥ 180,000	$ 24,660	¥ 179,000
Short-term Investments
Discounted bank acceptance notes	¥ 180,000		¥ 179,000
Minimum
Interest rate (as a percent)	0.90%	0.90%
Maximum
Interest rate (as a percent)	1.25%	1.25%